10-K Share-based compensation - Stock options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding, beginning (in shares)	10,618,602
Forfeited (in shares)	(283,439)
Expired (in shares)	(169,736)
Exercised (in shares)	(996,576)
Granted (in shares)	87,477
Outstanding, ending (in shares)	9,256,328	10,618,602
Options exercisable (in shares)	3,275,631
Weighted average exercise price
Outstanding, beginning (in dollars per share)	$ 8.658
Forfeited (in dollars per share)	4.257
Expired (in dollars per share)	28.560
Exercised (in dollars per share)	0.480
Granted (in dollars per share)	6.915
Outstanding, ending (in dollars per share)	9.291	$ 8.658
Options exercisable (in dollars per share)	$ 10.947
Additional information
Weighted average remaining contractual life	7 years 25 days
Aggregate intrinsic value	$ 15,444
Exercisable, Weighted average remaining contractual term	5 years 5 months 1 day
Exercisable, Aggregate intrinsic value	$ 5,965
2018 Long Term Incentive Plan
Number of options
Outstanding, beginning (in shares)	10,618,602	9,887,023	9,310,868	8,179,723
Forfeited (in shares)		(2,284,138)	(487,165)	(856,521)
Expired (in shares)		(737,931)	(143,459)	(807,244)
Exercised (in shares)		(621,424)	(25,130)	(70,590)
Granted (in shares)		4,375,072	1,231,909	2,865,500
Outstanding, ending (in shares)		10,618,602	9,887,023	9,310,868
Options exercisable (in shares)		3,374,323	5,572,751	4,989,095
Weighted average exercise price
Outstanding, beginning (in dollars per share)	$ 8.658	$ 14.940	$ 15.870	$ 20.01
Forfeited (in dollars per share)		21.933	13.542	22.20
Expired (in dollars per share)		26.877	44.220	27.72
Exercised (in dollars per share)		0.411	6.180	0.69
Granted (in dollars per share)		3.279	10.595	8.91
Outstanding, ending (in dollars per share)		8.658	14.940	15.870
Options exercisable (in dollars per share)		$ 10.596	$ 16.621	$ 16.23
Additional information
Weighted average remaining contractual life		6 years 7 months 24 days	5 years 6 months	6 years 3 months 14 days
Aggregate intrinsic value		$ 28,364	$ 8,846	$ 34,646
Exercisable, Weighted average remaining contractual term		3 years 10 days	3 years 4 months 24 days	4 years 2 months 19 days
Exercisable, Aggregate intrinsic value		$ 10,928	$ 8,778	$ 25,679